Fair Values of Financial Instruments and Interest Rate Risk	12 Months Ended
Dec. 31, 2018
Investments All Other Investments [Abstract]
Fair Values of Financial Instruments and Interest Rate Risk

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk

ASC 825, “Disclosures about Fair Value of Financial Instruments,” requires disclosure of the fair value of financial assets and financial liabilities, including those that are not measured and reported at fair value on a recurring basis or non-recurring basis.

The fair value estimates presented at December 31, 2018 and December 31, 2017, are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price an asset could be sold at or the price a liability could be settled for. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The estimated fair values disclosed in the following table do not represent market values of all assets and liabilities of the Company and should not be interpreted to represent the underlying value of the Company. The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2018 and December 31, 2017:

	Carrying	Estimated
December 31, 2018	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$117,934	$117,901	$115,693	$2,208	$—
Securities available for sale	91,299	91,299	4,955	86,344	—
Securities held to maturity	10,837	10,750	—	10,750	—
Loans held for investment, net	367,596	364,636	—	—	364,636
Loans held for sale	4,800	4,800	—	4,800	—
Restricted stock	1,094	1,094	1,094	—	—
Loan servicing rights	1,850	3,455	—	3,455	—
Accrued interest receivable	1,763	1,763	—	—	1,763
FINANCIAL LIABILITIES
Deposits	$566,901	$521,508	$—	$521,508	$—
Short-term borrowings	1,190	1,190	—	1,190	—
Long-term debt	9,974	10,086	—	—	10,086
Accrued interest payable	16	16	—	—	16

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk (Continued)

	Carrying	Estimated
December 31, 2017	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$70,403	$70,379	$67,913	$2,466	$—
Securities available for sale	95,743	95,743	—	95,743	—
Securities held to maturity	11,458	11,461	—	11,461	—
Loans held for investment, net	356,871	359,325	—	—	359,325
Loans held for sale	4,414	4,414	—	4,414	—
Restricted stock	1,067	1,067	1,067	—	—
Mortgage servicing rights	2,125	3,310	—	3,310	—
Accrued interest receivable	1,709	1,709	—	—	1,629
FINANCIAL LIABILITIES
Deposits	$512,628	$481,300	$—	$481,300	$—
Short-term borrowings	1,752	1,752	—	1,752	—
Long-term debt	9,534	9,658	—	—	9,658
Accrued interest payable	148	148	—	—	148

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments:

•

Cash and cash equivalents – The carrying amount of cash and cash equivalents approximate their fair values due to the short period of time until their expected realization and are recorded in Level 1. Certificates of deposits held at other banks are recorded in Level 2.

•	Securities available for sale – Securities available for sale are carried at fair value based on quoted and observable market prices and are recorded in Levels 1 and 2. Also see discussion in Note 1.
•

Loans – The fair value of loans is estimated based on discounted expected cash flows using the current interest rates at which similar loans would be made, a future expected credit loss based on historical charge-offs, and a liquidity discount based on the overall risk grade of the loan portfolio. Loans held for sale are recorded in Level 2.

•

Restricted stock – It is not practicable to determine fair value of restricted stock which is comprised of Federal Home Loan Bank and Federal Reserve Bank stock due to restrictions placed on its transferability and it is presented at its carrying value and is recorded in Level 1 due to the redemption provisions of the Federal Home Loan Bank and the Federal Reserve Bank.

•	Loan servicing rights – The fair value disclosed for mortgage servicing rights is based on an independent market valuation and is recorded at Level 2.
•	Accrued interest receivable and payable – Both accrued interest receivable and payable are recorded in Level 3, as there are not active markets for these.
•

Deposits – The fair value of deposits is estimated based on discounted cash flow analyses using offered market rates and is recorded in Level 2. The fair value of deposits does not consider any customer related intangibles.

•

Borrowings – The fair value disclosed for short-term borrowings, which are composed of overnight borrowings and debt due within one year approximate the carrying value for such debt and is recorded in Level 2. The estimated fair value for long-term borrowings are estimated based on discounted cash flow analyses using offered market rates. Junior subordinated debt is fair valued based on discounted cash flow analyses and is recorded in Level 3.

At December 31, 2018, the subsidiary bank had outstanding standby letters of credit and commitments to extend credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed. The fair value is not material. See Note 13.

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk (Continued)

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	December 31, 2018
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$4,955	$4,955	$—	$—
US Government	51,916	—	51,916	—
Mortgage-backed securities and CMO’s	16,702	—	16,702	—
State and political subdivisions	12,955	—	12,955	—
Corporate bonds	4,771	—	4,771	—
Total assets at fair value	$91,299	$4,955	$86,344	$—
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2017
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Government	$55,615	$—	$55,615	$—
Mortgage-backed securities and CMO’s	20,891	—	20,891	—
State and political subdivisions	14,199	—	14,199	—
Corporate bonds	5,038	—	5,038	—
Total assets at fair value	$95,743	$—	$95,743	$—
Total liabilities at fair value	$—	$—	$—	$—

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2018 and December 31, 2017:

	December 31, 2018
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,279	$—	$—	$3,279
Other real estate owned	951	—	—	951
Total assets at fair value	$4,230	$—	$—	$4,230
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2017
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$2,624	$—	$—	$2,624
Other real estate owned	1,785	—	—	1,785
Total assets at fair value	$4,409	$—	$—	$4,409
Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk (Continued)

General
December 31, 2018	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

General
December 31, 2017	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

At December 31, 2018 and 2017, impaired loans were being evaluated with discounted expected cash flows for performing TDRs and discounted appraisals were being used on collateral dependent loans.